INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jan. 01, 2023
Deferred tax assets:
Net operating loss carryforwards	$ 64,596	$ 49,183
Tax credits carryforward	2,559	0
Reserves and accruals	17,380	17,643
Lease liabilities	4,724	4,023
Fixed assets	1,538	0
Others	1,744	0
Total deferred tax assets	92,541	70,849
Valuation allowance	(71,827)	(60,501)
Total deferred tax assets, net of valuation allowance	20,714	10,348
Deferred tax liabilities:
Intangible assets and accruals	(585)	0
Reserves and accruals	(20,891)	(2,970)
Right-of-use assets	(4,295)	(3,802)
Fixed asset	(1,581)	(7,715)
Other	(363)	(426)
Total deferred tax liabilities	(27,715)	(14,913)
Net deferred tax liabilities	$ (7,001)	$ (4,565)